BASIS OF PRESENTATION (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (4,269,131)	$ (2,653,107)	$ (16,543,616)	$ (7,908,777)
Accumulated deficit	(37,699,562)		(33,430,431)	(16,886,815)
Cash	$ 1,402,025		$ 4,581,128	$ 7,050,610